Loans and Allowance for Credit Losses - Composition of Loan Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Notes And Loans Receivable Classified [Abstract]
Commercial	$ 64,762	$ 60,742
Lease financing	5,271	5,481
Total commercial	70,033	66,223
Commercial Real Estate
Commercial mortgages	32,183	31,005
Construction and development	7,702	5,948
Total commercial real estate	39,885	36,953
Residential mortgages	37,545	32,648
Home equity loans, first liens	13,611	11,370
Total residential mortgages	51,156	44,018
Credit card	18,021	17,115
Retail leasing	5,929	5,419
Home equity and second mortgages	15,442	16,726
Revolving credit	3,276	3,332
Installment	5,709	5,463
Automobile	13,743	12,593
Student	3,579	4,179
Total other retail	47,678	47,712
Total loans, excluding covered loans	226,773	212,021
Covered loans	8,462	11,308
Total loans	$ 235,235	$ 223,329